Long-term Borrowings, Excluding Current Portion (Tables)	12 Months Ended
Dec. 31, 2020
Long-term Borrowings, Excluding Current Portion
Schedule of long-term borrowings, excluding current portion

	As of December 31,
	2019	2020
	RMB	RMB
Convertible note	1,185,249	1,128,004
Long-term loans	30,000	15,789
Less: current portion (Note 13)	—	(15,789)
	1,215,249	1,128,004

Schedule of principal amount and unamortized discount/premium and debt issuance costs

	As of December 31,
	2019	2020
	RMB	RMB
Principal amount	1,220,835	1,141,858
Unamortized debt discount and issuance costs	(35,586)	(13,854)
	1,185,249	1,128,004

Schedule of long-term borrowings will be due

Principal amounts
RMB
2021	15,789
2022	—
2023	1,141,858
Total	1,157,647